Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000255003 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000255003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000255004 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000255004 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000255005 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000255005 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000255007 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255007 [Member] | National Storage Affiliates Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255007 [Member] | Janus Henderson Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255007 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255007 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255007 [Member] | DigitalBridge Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255007 [Member] | Soleno Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255007 [Member] | Tri Pointe Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255007 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255007 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255007 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000255007 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255007 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255007 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000255007 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255007 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255007 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255007 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255007 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255007 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255007 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255007 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000255007 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000255006 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255006 [Member] | National Storage Affiliates Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255006 [Member] | Janus Henderson Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255006 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255006 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255006 [Member] | DigitalBridge Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255006 [Member] | Soleno Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255006 [Member] | Tri Pointe Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255006 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255006 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255006 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000255006 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255006 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255006 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000255006 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255006 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255006 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255006 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255006 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255006 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255006 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255006 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000255006 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%